Product and Geographic Information (Net Sales By Geographic Location) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jan. 02, 2016	Oct. 03, 2015	Jul. 04, 2015	Apr. 04, 2015	Jan. 03, 2015	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 1,447	$ 1,339	$ 1,410	$ 1,345	$ 1,439	$ 1,372	$ 1,448	$ 1,363	$ 5,541	$ 5,622	$ 5,501
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									2,838	2,657	2,596
Japan [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									456	526	567
Other foreign countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									$ 2,247	$ 2,439	$ 2,338